UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2010

Check here if Amendment [  ]; Amendment Number:  ________
  This Amendment (Check only one.):	[  ] is a restatement.
					[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		High Pointe Capital Management, LLC
Address:	One North LaSalle, Suite 2001
		Chicago, Illinois 60602

13F File Number:  028-10740

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:	Gautam Dhingra
Title:	CEO
Phone:	(312) 726-2500

Signature, Place, and Date of Signing:

/s/ Gautam Dhingra	Chicago, IL		April 23, 2010
-----------------------	------------------	-----------------
	[Signature]	[City, State]		[Date]

Report Type (Check only one.):
[X]	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[  ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

	13F File Number	Name

	28-____________	_____________________________________________

FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:		0
						---

Form 13F Information Table Entry Total:		94
						----

Form 13F Information Table Value Total:		$151,391
						---------
						(thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and 13F file number(s) of all Institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


Column 1		Column 2	Column 3	Column 4	Column 5		Column 6	Column 7	Column 8
-----------------------	--------	---------	--------	-------------------	----------	--------	------------------
							Value		Shares/	SH/	Put/	Investment	Other		Voting Authority
Name of Issuer		Class		CUSIP		(x$1000)	Prn Amt	Prn	Call	Discretion	Managers	Sole 	Shared	 None
--------------		-----		-----		--------	-------	---	----	----------	--------	----  ------	 ----
AARON'S INC 		COM		002535201	772		23150	SH		Sole				1350		21800
ABIOMED INC		COM		003654100	528		51150	SH		Sole				3150		48000
ACE LTD			SHS		h0023r105	767		14670	SH		Sole				14670
ACORDA THERAPEUTICS INC	COM		00484m106	540		15800	SH		Sole				950		14850
ADVANCED AUTO PARTS	COM		00751y106	3580		85410	SH		Sole				26810		58600
ALASKA AIR GROUP INC.	COM		011659109	913		22150	SH		Sole				1350		20800
ALLOS THERAPEUTICS INC	COM		019777101	488		65650	SH		Sole				4000		61650
ALTRIA GROUP INC	COM		02209s103	243		11850	SH		Sole				11850
AMERICAN ITALIAN PASTA	CL A		027070101	1740		44760	SH		Sole				19260		25500
AMETEK INC		COM		031100100	3539		85350	SH		Sole				12600		72750
AMGEN INC 		COM		031162100	667		11150	SH		Sole				11150
AON CORP		COM		037389103	306		7160	SH		Sole				7160
APPLIED MATERIALS INC	COM		038222105	4022		298600	SH		Sole				63800		234800
ARRAY BIOPHARMA INC	COM		04269x105	427		155750	SH		Sole				9550		146200
ATWOOD OCEANICS		COM		050095108	554		16000	SH		Sole				1100		14900
BALLY TECHNOLOGIES INC	COM		05874b107	764		18850	SH		Sole				1700		17150
BANK OF NY MELLON CORP	COM		064058100	622		20150	SH		Sole				20150
BAXTER INTL INC		COM		071813109	4467		76750	SH		Sole				16300		60450
BHP BILLITON LTD ADR	SPONS ADR	088606108	3892		48450	SH		Sole				10550		37900
BIOMARIN PHARMA INC	COM		09061g101	577		24700	SH		Sole				1650		23050
CAL-MAINE FOODS INC	COM		128030202	878		25850	SH		Sole				2050		23800
CHARLES RIV LABS INTL	COM		159864107	2927		74450	SH		Sole				9800		64650
COMCAST CORP		CL A		20030n101	759		40323	SH		Sole				40323
COMTECH TELECOM CORP	COM		205826209	677		21150	SH		Sole				1650		19500
CONOCOPHILLIPS		COM		20825c104	378		7390	SH		Sole				7390
COVIDIEN LTD		SHS		g2554f105	3575		71110	SH		Sole				11260		59850
CVS CAREMARK CORP	COM		126650100	359		9810	SH		Sole				9810
DELL INC		COM		24702r101	633		42170	SH		Sole				42170
DEVON ENERGY CORP	COM		25179m103	591		9170	SH		Sole				9170
DIRECTV GROUP INC	COM CL A	25490a101	758		22410	SH		Sole				22410
ELECTRONIC ARTS INC COM	COM		285512109	3440		184350	SH		Sole				39350		145000
EMC CORP		COM		268648102	3870		214550	SH		Sole				30700		183850
ENTEGRIS INC		COM		29362u104	627		124650	SH		Sole				7950		116700
ERICSSON L M ADS	ADR B		294821608	302		28940	SH		Sole				28940
EXXON MOBIL CORP	COM		30231G102	3533		52750	SH		Sole				7300		45450
FAIR ISAAC & CO		COM		303250104	911		35950	SH		Sole				2100		33850
FEDERATED INVESTORS INC	CL B		314211103	745		28250	SH		Sole				1700		26550
FOREST LABS INC		COM		345838106	736		23480	SH		Sole				23480
FTI CONSULTING INC	COM		302941109	613		15600	SH		Sole				900		14700
GAMESTOP CORP.		CL A		36467w109	3358		153250	SH		Sole				21850		131400
GENERAL DYNAMICS CORP	COM		369550108	654		8470	SH		Sole				8470
GILEAD SCIENCES INC COM	COM		375558103	3363		73950	SH		Sole				15600		58350
GOOGLE INC		CL A		38259p508	4010		7070	SH		Sole				1170		5900
GRAFTECH INTL LTD	COM		384313102	744		54450	SH		Sole				3400		51050
GULFMARK OFFSHORE INC	CL A		402629208	246		9250	SH		Sole				750		8500
HANOVER INS GROUP INC	COM		410867105	781		17900	SH		Sole				1100		16800
HESS CORP		COM		42809h107	641		10250	SH		Sole				10250
HEWLETT-PACKARD CO	COM		428236103	4358		82000	SH		Sole				12850		69150
IMMUNOGEN INC		COM		45253h101	422		52200	SH		Sole				3200		49000
INFORMATICA CORP	COM		45666q102	882		32800	SH		Sole				2900		29900
ITT EDUCATNL SVCS INC	COM		45068b109	3920		34850	SH		Sole				7300		27550
J P MORGAN CHASE & CO	COM		46625h100	771		17240	SH		Sole				17240
KAR AUCTION SERVICES 	COM		48238t109	730		48500	SH		Sole				1800		46700
KBR INC			COM		48242w106	614		27700	SH		Sole				1900		25800
KNIGHT CAPITAL GROUP 	CL A		499005106	747		48900	SH		Sole				3800		45100
LIBERTY MEDIA STARZ A	COM CL A	53071m708	862		15776	SH		Sole				3076		12700
MARATHON OIL		COM		565849106	655		20700	SH		Sole				20700
MASTERCARD INC		CL A		57636q104	4630		18230	SH		Sole				4230		14000
MAXIMUS INC		COM		577933104	887		14550	SH		Sole				850		13700
MEDNAX INC		COM		58502b106	727		12500	SH		Sole				750		11750
MEDTRONIC INC COM	COM		585055106	617		13700	SH		Sole				13700
MERCK & CO INC		COM		58933Y105	3126		83700	SH		Sole				13300		70400
MF GLOBAL HOLDINGS LTD	SHS		55277j108	734		90900	SH		Sole				8050		82850
MICROMET INC		COM		59509c105	2335		288958	SH		Sole				59150		229808
MICROSOFT CORP		COM		594918104	4870		166265	SH		Sole				49615		116650
MOLSON COORS BREWING	CL B		60871r209	274		6510	SH		Sole				6510
MONSANTO CO		COM		61166w101	3000		42000	SH		Sole				6250		35750
NASDAQ OMX GROUP INC	COM		631103108	3240		153400	SH		Sole				22550		130850
OMNICARE INC 		COM		681904108	296		10450	SH		Sole				10450
ONYX PHARMA INC		COM		683399109	3391		112000	SH		Sole				18500		93500
PARTNERRE LTD		COM		g6852t105	733		9190	SH		Sole				9190
PERKINELMER INC		COM		714046109	805		33700	SH		Sole				2850		30850
PHILIP MORRIS INTL	COM		718172109	4024		77150	SH		Sole				17250		59900
POTASH CORP OF SASK	COM		73755l107	290		2430	SH		Sole				2430
QUALCOMM INC		COM		747525103	3919		93400	SH		Sole				20700		72700
REDWOOD TRUST INC	COM		758075402	454		29450	SH		Sole				1750		27700
RITCHIE BROS AUCTNRS 	COM		767744105	703		32650	SH		Sole				2700		29950
SERVICE CORP INTL	COM		817565104	826		90000	SH		Sole				5700		84300
SNAP-ON INC		COM		833034101	700		16150	SH		Sole				1300		14850
SPDR GOLD TRUST ETF	GOLD SHS	78463v107	468		4300	SH		Sole				4300
SRA INTERNATIONAL INC	CL A		78464r105	719		34600	SH		Sole				1300		33300
STATE STREET CORP	COM		857477103	3530		78210	SH		Sole				21660		56550
STERIS CORP		COM		859152100	825		24500	SH		Sole				2050		22450
SURMODICS INC		COM		868873100	379		18100	SH		Sole				1150		16950
SYCAMORE NETWORKS INC	COM		871206405	257		12804	SH		Sole				840		11964
SYMANTEC CORP		COM		871503108	246		14550	SH		Sole				14550
SYNOPSYS INC		COM		871607107	3504		156650	SH		Sole				30850		125800
TIDEWATER INC		COM		886423102	1246		26350	SH		Sole				11900		14450
TIME WARNER CABLE	COM		88732j207	4657		87350	SH		Sole				12800		74550
TRANSOCEAN INC		REG SHS		h8817h100	3253		37654	SH		Sole				8704		28950
TYCO INTERNATIONAL LTD	SHS		h89128104	380		9930	SH		Sole				9930
WAL-MART STORES INC	COM		931142103	3759		67600	SH		Sole				10200		57400
WELLS FARGO & CO	COM		949746101	263		8450	SH		Sole				8450
YAHOO INC		COM		984332106	3846		232650	SH		Sole				33900		198750